Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Basic and Diluted Net Loss Per Share [Abstract]
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$ (52,539,682)	$ (68,801,252)	$ (39,865,640)
Weighted average ordinary stock outstanding - basic and diluted	14,122,993	11,163,577	7,399,468
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$ (3.72)	$ (6.3)	$ (5.4)